Other Comprehensive Income (Loss) - Reclassification out of AOCI (Details) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other-net	¥ 19,733	¥ 1,912	¥ 19,718	¥ 4,153
Income tax (benefit) expense	55,219	19,030	(87,519)	15,961
Net (loss) income	¥ (521,770)	¥ (442,971)	¥ (539,170)	17,335
Total amount reclassified				278,000
Amount reclassified
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amount reclassified				278
Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other-net				400
Income tax (benefit) expense				(122)
Net (loss) income				278
Total amount reclassified				¥ 278